Accrued charges and deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Accrued Charges And Deposits Details 1Abstract
Provision for individual income tax underpaid penalty	$ 1,893	$ 1,893
Accrued provision for severance payment	568	444
Accrued audit fee	160	160
Accrued salary and wages	124	313
Other	420	364
Total	$ 3,165	$ 3,174